Investment Holding Level 4 Investment Income (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Net Investment Income [Line Items]
Investment Income, Investment Expense	$ (19)	$ (18)	$ (24)	$ (55)
Net Investment Income	520	509	924	1,281
Fixed Maturities [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	395	343	586	995
Equity Securities [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	4	9	6	9
Mortgages [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	54	49	92	124
Policy Loans [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	32	48	84	79
Limited Partnerships and Other Alternative Investments [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	41	67	161	75
Other Investments [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 13	$ 11	$ 19	$ 54